Business combinations (Details Textual) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 28, 2018 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Aug. 31, 2018 CAD ($)	Feb. 15, 2018 CAD ($)
Southeast Saskatchewan and Southwest Manitoba [Member]
Cash flows from used in operations		$ 1,000
Revenue of acquiree since acquisition date		18,700
Revenue of combined entity as if combination occurred at beginning of period		2,900
Profit (loss) of combined entity as if combination occurred at beginning of period		1,000
Consideration transferred, acquisition-date fair value						$ 53,288
Cash transferred						53,288
Property, plant and equipment recognised as of acquisition date						67,549
Profit (loss) of acquiree since acquisition date		6,700
Asset Retirement Obligations Recognized On Acquisition Date						$ 4,452
Spartan Energy Corp [Member]
Cash flows from used in operations		35,000
Revenue of acquiree since acquisition date		242,100
Revenue of combined entity as if combination occurred at beginning of period		182,400
Profit (loss) of combined entity as if combination occurred at beginning of period		35,000
Equity interests of acquirer	$ 1,235,221
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		1,300
Consideration transferred, acquisition-date fair value	1,235,221
Property, plant and equipment recognised as of acquisition date	1,401,686
Profit (loss) of acquiree since acquisition date		45,100
Asset Retirement Obligations Recognized On Acquisition Date	92,149
Spartan Energy Corp [Member] | Vermilion Common Shares [Member]
Equity interests of acquirer	27,900
Stock issued during period Value as of the acquistion date	$ 1,200,000
Par value per share | $ / shares	$ 44.30
Wyoming [Member]
Cash flows from used in operations		(100)	$ 0.1
Revenue of acquiree since acquisition date		11,600
Revenue of combined entity as if combination occurred at beginning of period		11,100
Profit (loss) of combined entity as if combination occurred at beginning of period		(100)	$ 0.1
Consideration transferred, acquisition-date fair value					$ 189,014
Cash transferred					189,014
Property, plant and equipment recognised as of acquisition date					284,333
Profit (loss) of acquiree since acquisition date		300
Asset Retirement Obligations Recognized On Acquisition Date					$ 4,821
Shell E&P Ireland Limited [Member]
Cash flows from used in operations		4,300
Revenue of acquiree since acquisition date		1,300
Revenue of combined entity as if combination occurred at beginning of period		15,200
Profit (loss) of combined entity as if combination occurred at beginning of period		4,300
Consideration transferred, acquisition-date fair value		$ (41,021)
Incremental Working interest		1.50%
Proportion of ownership interest in subsidiary		20.00%	20.00%	20.00%
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 290
Maximum Contingent Consideration		9,100		€ 5.8
Cash transferred		40,805
Property, plant and equipment recognised as of acquisition date		53,368
Profit (loss) of acquiree since acquisition date		400
Asset Retirement Obligations Recognized On Acquisition Date		1,565
Minor [Member]
Cash transferred		56,000
Property, plant and equipment recognised as of acquisition date		147,400
Asset Retirement Obligations Recognized On Acquisition Date		104,000
Minor [Member] | Exploration and evaluation assets [member]
Non-current assets recognised as of acquisition date		$ 28,600